STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net loss	$ (17,511)	$ (18,528)	$ (21,337)
Adjustments to reconcile net loss:
Depreciation and amortization	285	103	120
Accretion of debt discount	315	180	50
Stock-based compensation expense	243	248	305
Change in the fair value of preferred stock warrants	100	(195)	12
Changes in operating assets and liabilities:
Accounts receivable	(1,767)	(760)	(261)
Inventories	(315)	612	(1,514)
Prepaid expenses and other assets	(308)	88	(118)
Accounts payable	1,825	(480)	418
Accrued expenses	1,342	783	71
Net cash used in operating activities	(15,791)	(17,949)	(22,254)
Investing activities
Purchases of property and equipment	(412)	(306)	(346)
Purchases of short-term investments	(8,969)	0	0
Proceeds from sales or maturities of short-term investments	1,781	0	23,910
Net cash used in investing activities	(7,600)	(306)	23,564
Financing activities
Payments of notes payable	0	0	(7,000)
Proceeds from issuance of notes payable	458	0	9,500
Proceeds from the exercise of stock options	235	189	42
Proceeds from the exercise of preferred stock warrants	0	277	0
Proceeds from sale of preferred stock	24,968	12,348	0
Net cash provided by financing activities	25,661	12,814	2,542
Increase in cash and cash equivalents	2,270	(5,441)	3,852
Cash and cash equivalents at beginning of period	6,685	12,126	8,274
Cash and cash equivalents at end of period	8,955	6,685	12,126
Supplemental cash flow information
Debt issuance costs	0	0	72
Cash paid for interest	1,323	1,232	1,192
Issuance of preferred stock warrants	$ 4	$ 0	$ 33